Fair Value Hierarchy - Summary of Financial Instruments Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Instruments [Line Items]
FVPL	$ 2,501	$ 1,004
Amortized cost	765,327	528,502
Total	767,828	529,506
FVPL	(544)		$ (886)
Amortized cost	(411,953)		(286,102)
Total	412,497		286,988
Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
FVPL	1,295	1,004
Total	1,295	1,004
Other Assets
Disclosure of Financial Instruments [Line Items]
Amortized cost	56,789	1,339
Total	56,789	1,339
Trade and Other Receivables
Disclosure of Financial Instruments [Line Items]
Amortized cost	240,446	190,966
Total	240,446	190,966
Cash and Cash Equivalents
Disclosure of Financial Instruments [Line Items]
Amortized cost	468,092	336,197
Total	468,092	336,197
Lease Liabilities
Disclosure of Financial Instruments [Line Items]
Amortized cost	(4,079)	(3,928)
Total	(4,079)	(3,928)
Trade and Other Payables
Disclosure of Financial Instruments [Line Items]
Amortized cost	(407,874)	(277,160)
Total	407,874	277,160
Financial Liabilities
Disclosure of Financial Instruments [Line Items]
Amortized cost		(5,014)
Total	5,014
Contingent Consideration Liability
Disclosure of Financial Instruments [Line Items]
Total		665
Contingent Consideration Liability | Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
FVPL		(665)
Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
FVPL	1,206
Total	1,206
FVPL	(544)
Total	544	221
Derivative Financial Instruments | Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
FVPL		(221)
Level 1
Disclosure of Financial Instruments [Line Items]
Total	1,295	1,004
Level 1 | Financial Assets at Fair Value through Profit or Loss
Disclosure of Financial Instruments [Line Items]
Total	1,295	1,004
Level 2
Disclosure of Financial Instruments [Line Items]
Total	1,206
Total	544	221	$ (665)
Level 2 | Derivative Financial Instruments
Disclosure of Financial Instruments [Line Items]
Total	1,206
Total	$ 544	221
Level 3 | Contingent Consideration Liability
Disclosure of Financial Instruments [Line Items]
Total		$ 665